CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (51,435,840)	$ (7,077,806)	¥ (61,476,392)	¥ 94,289,395
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,844,025	391,351	3,683,586	3,339,868
Loss (gain) from disposal of property and equipment	35,325	4,861	(12,782)	48,628
(Gain) loss in fair value changes of warrants liability	933,995	128,522	(6,116,000)	(174,485,575)
Amortization of offering cost of warrants			1,483,306	0
Allowance for (net recovery of) credit losses	4,086,505	562,322	(9,038,985)	(658,823)
Allowance for slow moving inventories	886,991	122,054	484,644	266,285
Impairment loss of property and equipment and other long-lived assets	0	0	1,009,124	0
Impairment loss on goodwill and intangible assets	0	0	9,980,002	2,266,893
Amortization of right of use assets	1,636,215	225,151	3,252,066	3,138,518
Restricted shares issued for management and employees	22,427,682	3,086,152	26,191,707	39,263,485
Restricted shares issued for services	1,070,143	147,257	5,805,840	8,935,919
Income from investment in unconsolidated entity	0	0	0	(15,411)
Deferred tax benefit			0	(624,087)
Accrued interest income from loans to third parties	(6,998,866)	(963,076)	(7,997,961)	(270,563)
Accrued interest income from short-term investment	(885,394)	(121,834)	(2,901,955)	0
Changes in operating assets and liabilities:
Notes receivable	2,400,570	330,329	7,085,917	(4,522,674)
Accounts receivable	(12,151,359)	(1,672,083)	(495,784)	3,811,866
Inventories	5,590,058	769,218	(2,373,013)	(689,291)
Other receivables	31,908	4,391	(1,307,694)	285,786
Other receivables-related parties	(275,976)	(37,976)	(64,122)	0
Purchase advances	(2,422,123)	(333,295)	(2,575,198)	865,430
Contract costs	(4,400,442)	(605,521)	(14,236,539)	15,422,513
Prepaid expense	(51,467)	(7,082)	70,164	(274,215)
Prepaid expense - related parties			275,000	158,000
Operating lease liabilities	(2,907,014)	(400,018)	(3,061,303)	(1,594,702)
Accounts payable	(604,203)	(83,141)	(1,710,898)	(5,523,938)
Other payables	(3,020,216)	(415,597)	2,270,104	(6,329,042)
Other payables-related parties	(293,326)	(40,363)	352,260	969,468
Contract liabilities	(927,884)	(127,681)	641,087	(5,578,999)
Accrued payroll and employees' welfare	854,644	117,603	131,971	296,065
Taxes payable	(171,884)	(23,652)	(1,036,483)	961,964
Net cash used in operating activities	(43,747,933)	(6,019,914)	(51,688,331)	(26,247,237)
Cash flows from investing activities:
Purchases of property and equipment	(282,184)	(38,830)	(940,673)	(692,206)
Proceeds from disposal of property and equipment	20,000	2,752	31,950	0
Purchase of land use right	(15,000,251)	(2,064,103)	0	0
Repayments of loans to third parties	117,522,129	16,171,583	40,113,311	171,435,032
Payments made for loans to third parties	(196,437,504)	(27,030,700)	(103,146,761)	(171,071,510)
Payments and prepayments for construction in progress	(219,132)	(30,154)	0	0
Payments for short-term investments	(203,481,600)	(28,000,000)	(290,051,964)	0
Redemption of short-term investments	300,863,518	41,400,198	108,769,464	0
Net cash (used in) provided by investing activities	2,984,976	410,746	(245,224,673)	(328,684)
Cash flows from financing activities:
Proceeds from short-term bank loans	11,581,000	1,593,599	13,491,481	10,000,000
Repayments of short-term bank loans	(11,632,755)	(1,600,720)	(11,040,000)	(15,000,000)
Repayments of short-term borrowings			0	(530,000)
Proceeds from short-term borrowings-related parties	10,000,000	1,376,046	15,013,115	11,100,000
Repayments of short-term borrowings-related parties	(10,018,222)	(1,378,553)	(9,000,000)	(14,770,000)
Repayments of long-term borrowings-related party			(1,499,667)	(892,701)
Proceeds from warrants issued with common stock			17,493,069	0
Proceeds from sale of ordinary shares, net of issuance costs	77,711,533	10,693,463	28,174,993	0
Proceeds from sale of prefunded warrants, net of issuance costs			3,750,282	93,321
Redemption of warrants	(32,617,499)	(4,488,317)	0	0
Net cash (used in) provided by financing activities	45,024,057	6,195,518	56,383,273	(9,999,380)
Effect of exchange rate fluctuation on cash and restricted cash	1,722,165	236,978	27,688,659	10,275,148
Net increase (decrease) in cash and restricted cash	5,983,265	823,328	(212,841,072)	(26,300,153)
Cash and restricted cash, beginning of year	104,857,345	14,428,851	317,698,417	343,998,570
Cash and restricted cash, end of year	110,840,610	15,252,179	104,857,345	317,698,417
Supplemental cash flow information
Cash paid during the year for interest	659,472	90,945	1,200,699	1,427,174
Cash paid during the year for taxes	2,137,166	294,729	18,339	10,214
Reconciliation of cash and restricted cash, beginning of year
Cash	104,125,800	14,328,187	316,974,857	343,998,570
Restricted cash	731,545	100,664	723,560	0
Cash and restricted cash, beginning of year	104,857,345	14,428,851	317,698,417	343,998,570
Cash	109,991,674	15,135,362	104,125,800	316,974,857
Restricted cash	848,936	116,817	731,545	723,560
Cash and restricted cash, end of year	110,840,610	15,252,179	104,857,345	317,698,417
Non-cash investing and financing activities
Cancellation of shares issued to Starry Lab			0	(27,675,450)
Right-of-use assets obtained in exchange for operating lease obligations	8,303,099	1,145,050	75,182	937,672
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	¥ 61,301	$ 8,454	62,357	0
Inventories transferred to and used as fixed assets			(65,456)	0
Receivable for disposal of property and equipment			0	3,000
Other payable due to non-controlling interest converted into capital contribution			¥ 0	¥ 1,130,000